Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Other comprehensive income (loss) Benefit plan liability, Tax	$ 34	$ (489)	$ 10,055	$ 2,303
Other comprehensive income (loss) Fair value change of derivatives, Tax	$ 194	$ (36)	$ (29)	$ (34)